UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks†— 117.6%

Information Technology — 22.3%
AOL, Inc.	30,723	$1,182,528
Apple, Inc.	712	315,153
Arrow Electronics, Inc.*	8,995	365,377
Avnet, Inc.*	13,049	472,374
Booz Allen Hamilton Holding Corp.	25,375	341,040
Cadence Design Systems, Inc.*	18,025	251,088
Computer Sciences Corp.	4,795	236,058
CoreLogic, Inc. United States*	5,861	151,565
Dell, Inc.	4,501	64,499
eBay, Inc.*	1,524	82,631
Harris Corp.	24,343	1,128,055
Intel Corp.	69,271	1,513,571
International Business Machines Corp.	13,499	2,879,337
Microsoft Corp.	73,598	2,105,639
Oracle Corp.	32,049	1,036,465
Seagate Technology PLC (Ireland)	32,205	1,177,415
Symantec Corp.*	25,476	628,748
Yahoo!, Inc.*	19,600	461,188
		14,392,731

Health Care — 16.8%
AbbVie, Inc.	56,281	2,295,139
Allergan, Inc.	541	60,392
Amgen, Inc.	23,193	2,377,514
Baxter International, Inc.	5,849	424,871
Biogen Idec, Inc.*	1,090	210,272
Cardinal Health, Inc.	41,110	1,710,998
Charles River Laboratories International,
Inc.*	2,600	115,102
Covance, Inc.*	1,999	148,566
Eli Lilly & Co.	24,486	1,390,560
HCA Holdings, Inc.	16,219	658,979
Mylan, Inc.*	48,695	1,409,233
Pfizer, Inc.	1,126	32,496
		10,834,122

Consumer Discretionary — 16.7%
Amazon.com, Inc.*	496	132,179
AutoNation, Inc.*	1,382	60,462
Best Buy Co., Inc.	1,199	26,558
Brinker International, Inc.	51,659	1,944,961
Delphi Automotive PLC (Channel
Islands)*	13,964	620,002
Dillard's, Inc. - Class A	1,334	104,786
Expedia, Inc.	2,944	176,669
Gap, Inc. (The)	4,671	165,353
General Motors Co.*	46,432	1,291,738
Goodyear Tire & Rubber Co. (The)*	35,135	443,052
Home Depot, Inc. (The)	27,358	1,909,041
Macy's, Inc.	9,190	384,510
PetSmart, Inc.	716	44,464
Target Corp.	20,632	1,412,260
Viacom, Inc. - Class B	20,871	1,285,027
Virgin Media, Inc.	15,732	770,396
		10,771,458

Financials — 16.6%
Allstate Corp. (The)	11,427	560,723
American Express Co.	13,850	934,321
American International Group, Inc.*	53,028	2,058,547
Citigroup, Inc.	28,385	1,255,752
Fidelity National Financial, Inc.	15,987	403,352
Jones Lang LaSalle, Inc.	2,161	214,825
NYSE Euronext	250	9,660
Plum Creek Timber Co., Inc. REIT	14,561	760,084
Popular, Inc. (Puerto Rico)*	16,519	456,090
Regions Financial Corp.	134,697	1,103,168
Synovus Financial Corp.	16,371	45,348
US Bancorp	26,583	901,961
Weyerhaeuser Co. REIT	62,878	1,973,112
		10,676,943

Energy — 13.8%
Anadarko Petroleum Corp.	9,465	827,714
Chevron Corp.	19,430	2,308,673
ConocoPhillips	19,843	1,192,564
Exxon Mobil Corp.	25,525	2,300,058
HollyFrontier Corp.	1,082	55,669
Tesoro Corp.	19,453	1,138,973
Valero Energy Corp.	24,319	1,106,271
		8,929,922

Consumer Staples — 13.1%
Altria Group, Inc.	19,389	666,788
Bunge Ltd. (Bermuda)	23,541	1,738,032
Dean Foods Co.*	58,223	1,055,584
Herbalife Ltd. (Cayman Islands)	9,718	363,939
HJ Heinz Co.	1,011	73,065
Nu Skin Enterprises, Inc. Class A	5,486	242,481
Philip Morris International, Inc.	20,094	1,862,915
Safeway, Inc.	49,924	1,315,497
Wal-Mart Stores, Inc.	14,723	1,101,722
		8,420,023

Industrials — 8.3%
Boeing Co. (The)	6,864	589,274
CNH Global N.V.	13,337	551,085
Covanta Holding Corp.	19,087	384,603
Delta Air Lines, Inc.*	66,574	1,099,137
General Cable Corp.*	2,037	74,615
General Electric Co.	57,124	1,320,707
Lockheed Martin Corp.	3,891	375,559
Matson, Inc.	1,808	44,477
Northrop Grumman Corp.	2,099	147,245
Pitney Bowes, Inc.	48,867	726,164
Southwest Airlines Co.	3,149	42,449
		5,355,315

Materials — 4.2%
Commercial Metals Co.	709	11,238
Freeport-McMoRan Copper & Gold, Inc.	4,263	141,105
Huntsman Corp.	43,882	815,766
Lyondellbasell Industries N.V.	4,431	280,439
Newmont Mining Corp.	25,359	1,062,289

1

Touchstone Dynamic Equity Fund

March 31, 2013 (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks† — 117.6% (Continued)

Materials — (Continued)
Owens-Illinois, Inc.*	6,080	$162,032
Southern Copper Corp.	5,841	219,446
		2,692,315

Telecommunication Services — 3.0%
Sprint Nextel Corp.*	89,995	558,869
Verizon Communications, Inc.	27,670	1,359,980
		1,918,849

Utilities — 2.8%
Calpine Corp.*	26,976	555,706
Edison International	4,781	240,580
NextEra Energy, Inc.	2,316	179,907
NRG Energy, Inc.	26,114	691,760
Public Service Enterprise Group, Inc.	5,022	172,455
		1,840,408
Total Common Stocks		$75,832,086

Investment Fund — 2.5%
Touchstone Institutional Money Market
Fund^	1,602,181	1,602,181

Total Long Positions
(Cost $64,810,245)		$77,434,267

Securities Sold Short— (19.2%)

Common Stocks— (19.2%)

Consumer Discretionary — (5.4%)
Gentex Corp.	(59,977)	(1,200,140)
Groupon, Inc.*	(63,569)	(389,042)
Hyatt Hotels Corp. - Class A*	(10,476)	(452,877)
Pandora Media, Inc.*	(48,193)	(682,413)
Visteon Corp.*	(12,867)	(742,426)
		(3,466,898)

Health Care — (5.2%)
Allscripts Healthcare Solutions, Inc.*	(10,959)	(148,933)
Ariad Pharmaceuticals, Inc.*	(22,554)	(408,002)
Endo Health Solutions, Inc.*	(28,925)	(889,733)
Incyte Corp. Ltd.*	(39,785)	(931,367)
Salix Pharmaceuticals Ltd.*	(18,930)	(968,837)
		(3,346,872)

Energy — (3.0%)
Alpha Natural Resources, Inc.*	(52,531)	(431,280)
Cheniere Energy, Inc.*	(40,384)	(1,130,752)
EXCO Resources, Inc.	(7,645)	(54,509)
Peabody Energy Corp.	(16,489)	(348,742)
		(1,965,283)

Information Technology — (3.0%)
Fortinet, Inc.*	(555)	(13,142)
Fusion-io, Inc.*	(1,824)	(29,859)
Informatica Corp.*	(26,594)	(916,695)
Palo Alto Networks, Inc.*	(2,388)	(135,161)
Splunk, Inc.*	(10,317)	(412,990)
VeriFone Systems, Inc.*	(18,319)	(378,837)
Workday, Inc.*	(358)	(22,064)
Zynga, Inc.*	(5,159)	(17,334)
		(1,926,082)

Materials — (1.8%)
Cliffs Natural Resources, Inc.	(21,656)	(411,681)
Walter Energy, Inc.	(25,200)	(718,200)
		(1,129,881)

Industrials — (0.4%)
GrafTech International Ltd.*	(1,707)	(13,110)
Navistar International Corp.*	(1,345)	(46,497)
Owens Corning*	(5,788)	(228,221)
		(287,828)

Financials — (0.4%)
Assured Guaranty Ltd.	(681)	(14,035)
Howard Hughes Corp. (The)*	(2,725)	(228,382)
		(242,417)
Total Common Stocks		$(12,365,261)

Total Securities Sold Short
(Proceeds $(11,398,582))		$(12,365,261)

	Number
	of
	Contracts

Written Options Contracts†— (2.4%)

Call Options — (2.4%)
Dow Jones Industrial Average
April 2013
Strike Price $138	(140)	(113,400)
Russell 2000 Index
April 2013
Strike Price $1000	(45)	(1,440)
S&P 500 Index
April 2013
Strike Price $1500	(200)	(1,428,000)
S&P 500 Index
April 2013
Strike Price $1630	(190)	(7,600)
Total Call Options		(1,550,440)

Put Options — 0.0%
S&P 500 Index
April 2013
Strike Price $1560	(14)	(19,320)

Total Written Options Contracts
(Proceeds $(1,422,608))		$(1,569,760)

2

Touchstone Dynamic Equity Fund

March 31, 2013 (Unaudited) (Continued)

Market
Value

Total Investment Securities —98.5%
(Cost $51,989,055)	$63,499,246

Other Assets in Excess of Liabilities — 1.5%	947,770

Net Assets — 100.0%	$64,447,016

*	Non-income producing security.

^	Affiliated Fund.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of March 31, 2013 was $61,906,502.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$75,832,086	$—	$—	$75,832,086
Investment Fund	1,602,181	—	—	1,602,181
				$77,434,267

Liabilities:
Securities Sold Short
Common Stocks	$(12,365,261)	$—	$—	$(12,365,261)
Other Financial Instruments(A)
Liabilities:
Written Option Contracts	(1,569,760)	—	—	(1,569,760)
				$(13,935,021)

(A)	Other Financial Instruments are derivative instruments not reflected in total investments.

Transactions in written options for the period ended March 31, 2013

	Number of
	Contracts	Premium
Beginning of Period, December 31, 2012	930	$1,799,847
Call Options Written	2,955	4,683,527
Put Options Written	58	113,154
Call Options Closed	(2,603)	(4,975,330)
Put Options Closed	(26)	(51,980)
Call Options Expired	(677)	(35,548)
Put Options Expired	(48)	(111,062)
Call Options Exercised	—	—
March 31, 2013	589	$1,422,608

See accompanying Notes to Portfolio of Investments.

3

Portfolio of Investments

Touchstone Balanced Allocation Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.1%

Government/Corporate—23.3%
Touchstone Core Bond Fund	369,391	$3,930,325
Touchstone Short Duration Fixed
Income Fund, Class Y	1,334,941	13,042,370
Touchstone Total Return Bond Fund	1,278,294	13,409,301
		30,381,996

International Equity — 13.9%
Touchstone International Small Cap
Fund	300,518	3,933,784
Touchstone International Value Fund	1,868,813	14,240,355
		18,174,139

Value — 12.8%
Touchstone Focused Equity	410,911	5,243,230
Touchstone Value Fund	1,487,939	11,472,006
		16,715,236

Blue Chip — 9.1%
Touchstone Dynamic Equity Fund*	434,601	5,236,944
Touchstone Premium Yield Equity Fund	756,530	6,581,813
		11,818,757

Growth — 9.0%
Touchstone Growth Opportunities Fund	95,831	2,627,674
Touchstone Sands Capital Institutional
Growth Fund*	500,933	9,182,107
		11,809,781

Balanced — 5.0%
Touchstone Strategic Income Fund	597,293	6,546,331

International Debt — 5.0%
Touchstone International Fixed Income
Fund*	628,852	6,514,910

Emerging Market-Equity — 4.0%
Touchstone Emerging Markets Equity
Fund	410,677	5,223,817

Growth Mid-Cap — 3.0%
Touchstone Mid Cap Fund	132,326	2,633,290
Touchstone Mid Cap Growth Fund	54,784	1,314,275
		3,947,565

Value Small-Cap — 3.0%
Touchstone Small Cap Core Fund	139,452	2,623,092
Touchstone Small Co. Value Fund	72,781	1,307,152
		3,930,244

Corporate/Preferred-High Yield — 3.0%
Touchstone High Yield Fund	421,990	3,924,504

Sector Fund Real-Estate — 3.0%
Touchstone Global Real Estate Fund	300,451	3,920,892

Various Assets — 3.0%
Touchstone Merger Arbitrage Fund	359,379	3,917,236

Taxable-Money Market — 3.0%
Touchstone Institutional Money Market
Fund	3,912,711	3,912,711
Total Affiliated Mutual Funds		$130,738,119

Total Investment Securities —100.1%
(Cost $124,462,969)		$130,738,119

Liabilities in Excess of Other Assets — (0.1%)		(86,247)

Net Assets — 100.0%		$130,651,872

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$130,738,119	$—	$—	$130,738,119

See accompanying Notes to Portfolio of Investments.

4

Portfolio of Investments

Touchstone Conservative Allocation Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.2%

Government/Corporate—44.1%
Touchstone Core Bond Fund	356,013	$3,787,976
Touchstone Short Duration Fixed
Income Fund, Class Y	1,548,962	15,133,357
Touchstone Total Return Bond Fund	1,371,314	14,385,086
		33,306,419

Blue Chip — 8.1%
Touchstone Dynamic Equity Fund*	188,829	2,275,389
Touchstone Premium Yield Equity Fund	438,089	3,811,370
		6,086,759

International Debt — 8.0%
Touchstone International Fixed Income
Fund*	582,767	6,037,470

Balanced — 7.0%
Touchstone Strategic Income Fund	483,876	5,303,279

International Equity — 6.0%
Touchstone International Small Cap
Fund	58,008	759,319
Touchstone International Value Fund	492,709	3,754,442
		4,513,761

Growth — 5.0%
Touchstone Growth Opportunities Fund	27,747	760,811
Touchstone Sands Capital Institutional
Growth Fund*	165,830	3,039,655
		3,800,466

Value — 5.0%
Touchstone Value Fund	492,565	3,797,680

Various Assets — 5.0%
Touchstone Merger Arbitrage Fund	347,019	3,782,512

Taxable-Money Market — 5.0%
Touchstone Institutional Money Market
Fund	3,776,447	3,776,447

Corporate/Preferred-High Yield — 3.0%
Touchstone High Yield Fund	244,041	2,269,583

Sector Fund Real-Estate — 2.0%
Touchstone Global Real Estate Fund	116,037	1,514,282

Value Small-Cap — 1.0%
Touchstone Small Cap Core Fund	40,394	759,812

Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity
Fund	59,478	756,555
Total Affiliated Mutual Funds		$75,705,025

Total Investment Securities —100.2%
(Cost $73,191,726)		$75,705,025

Liabilities in Excess of Other Assets — (0.2%)		(140,206)

Net Assets — 100.0%		$75,564,819

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$75,705,025	$—	$—	$75,705,025

See accompanying Notes to Portfolio of Investments.

5

Portfolio of Investments

Touchstone Growth Allocation Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.2%

International Equity — 21.9%
Touchstone International Small Cap
Fund	382,025	$5,000,703
Touchstone International Value Fund	1,729,571	13,179,328
		18,180,031

Value — 17.0%
Touchstone Focused Equity	522,983	6,673,265
Touchstone Value Fund	973,209	7,503,441
		14,176,706

Growth — 12.1%
Touchstone Growth Opportunities Fund	91,366	2,505,255
Touchstone Sands Capital Institutional
Growth Fund*	411,395	7,540,867
		10,046,122

Emerging Market-Equity — 10.1%
Touchstone Emerging Markets Equity
Fund	657,281	8,360,620

Growth Mid-Cap — 7.1%
Touchstone Mid Cap Fund	126,786	2,523,034
Touchstone Mid Cap Growth Fund	139,741	3,352,376
		5,875,410

Sector Fund Real-Estate — 6.0%
Touchstone Global Real Estate Fund	384,474	5,017,386

Value Small-Cap — 6.0%
Touchstone Small Cap Core Fund	177,483	3,338,456
Touchstone Small Company Value Fund	92,856	1,667,702
		5,006,158

Government/Corporate—6.0%
Touchstone Short Duration Fixed
Income Fund, Class Y	509,105	4,973,954

Equity Income — 5.0%
Touchstone Premium Yield Equity Fund	480,855	4,183,440

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund*	276,899	3,336,627

Value Mid-Cap — 3.0%
Touchstone Mid Cap Value Fund	167,074	2,512,794

Various Assets — 2.0%
Touchstone Merger Arbitrage Fund	152,390	1,661,049
Total Affiliated Mutual Funds		$83,330,297

Total Investment Securities —100.2%
(Cost $77,764,130)		$83,330,297

Liabilities in Excess of Other Assets — (0.2%)		(161,702)

Net Assets — 100.0%		$83,168,595

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$83,330,297	$—	$—	$83,330,297

See accompanying Notes to Portfolio of investments.

6

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.2%

International Equity — 16.9%
Touchstone International Small Cap
Fund	495,499	$6,486,083
Touchstone International Value Fund	2,733,882	20,832,183
		27,318,266

Value — 15.1%
Touchstone Focused Equity	763,502	9,742,290
Touchstone Value Fund	1,901,622	14,661,503
		24,403,793

Government/Corporate—15.0%
Touchstone Short Duration Fixed
Income Fund, Class Y	867,925	8,479,628
Touchstone Total Return Bond Fund	1,501,499	15,750,726
		24,230,354

Growth — 11.1%
Touchstone Growth Opportunities Fund	177,757	4,874,100
Touchstone Sands Capital Institutional
Growth Fund*	714,132	13,090,045
		17,964,145

Emerging Market-Equity — 7.1%
Touchstone Emerging Markets Equity
Fund	900,293	11,451,725

Growth Mid-Cap — 5.0%
Touchstone Mid Cap Fund	247,671	4,928,662
Touchstone Mid Cap Growth Fund	136,340	3,270,789
		8,199,451

Equity Income — 5.0%
Touchstone Premium Yield Equity Fund	935,528	8,139,090

Value Small-Cap — 5.0%
Touchstone Small Cap Core Fund	259,178	4,875,144
Touchstone Small Company Value Fund	180,332	3,238,768
		8,113,912

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund*	540,601	6,514,248

Sector Fund Real-Estate — 4.0%
Touchstone Global Real Estate Fund	499,136	6,513,724

Balanced — 4.0%
Touchstone Strategic Income Fund	590,157	6,468,118

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	217,868	3,276,734

Various Assets — 2.0%
Touchstone Merger Arbitrage Fund	296,483	3,231,661

Corporate/Preferred-High Yield — 2.0%
Touchstone High Yield Fund	346,717	3,224,468

International Debt — 2.0%
Touchstone International Fixed Income
Fund*	311,061	3,222,588
Total Affiliated Mutual Funds		$162,272,277

Total Investment Securities —100.2%
(Cost $151,222,009)		$162,272,277

Liabilities in Excess of Other Assets — (0.2%)		(366,753)

Net Assets — 100.0%		$161,905,524

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$162,272,277	$—	$—	$162,272,277

See accompanying Notes to Portfolio of Investments.

7

Notes to Portfolios of Investments

March 31, 2013 (Unaudited)

Security valuation and fair value measurements—All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently, 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation—Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

8

Notes to Portfolios of Investments

March 31, 2013 (Unaudited) (Continued)

Level 3 Valuation— Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees. The Funds may use fair value pricing under the following circumstances, among others:

•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•  If the validity of market quotations is not reliable.

New accounting pronouncement — In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11,“Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”).The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update limits the scope of ASU No. 2011-11 to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact these updates may have on the Funds’ financial statements.

Securities sold short — The Dynamic Equity Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current fair value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2013, the Fund held securities sold short with a fair value of $12,365,261 and had securities with a fair value of $63,463,372 held as collateral for the securities sold short.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of March 31, 2013, the Dynamic Equity Fund held written options with a fair value of $13,935,021 and had securities with a fair value of $1,556,870 held as collateral for options written.

9

Notes to Portfolios of Investments

March 31, 2013 (Unaudited) (Continued)

Additionally, as of March 31, 2013 the Dynamic Equity Fund also had cash collateral in the amount of $316,121 for both securities sold short and options written.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$64,810,245	$12,979,179	$(355,157)	$12,624,022
Balanced Allocation Fund	124,462,969	6,693,514	(418,364)	6,275,150
Conservative Allocation Fund	73,191,726	2,672,333	(159,034)	2,513,299
Growth Allocation Fund	77,764,130	5,872,652	(306,485)	5,566,167
Moderate Growth Allocation Fund	151,222,009	11,107,304	(57,036)	11,050,268

10

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/28/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/28/13

* Print the name and title of each signing officer under his or her signature.